Parametric

International Equity Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 9.5%
Abacus Property Group(1)	53,600	$144,753
AGL Energy, Ltd.(1)	148,900	642,150
Alumina, Ltd.	168,000	253,902
Ampol, Ltd.	36,100	835,039
ARB Corp., Ltd.	10,500	386,724
ASX, Ltd.	7,100	446,503
Atlas Arteria, Ltd.	84,000	394,770
Atlassian Corp. PLC, Class A(2)	10,500	4,810,365
Aurizon Holdings, Ltd.	179,648	458,006
AusNet Services	790,600	1,470,239
Austal, Ltd.	72,300	102,759
Bank of Queensland, Ltd.	45,200	300,938
Bapcor, Ltd.	45,765	276,038
Beach Energy, Ltd.(1)	428,666	450,316
Bendigo & Adelaide Bank, Ltd.	46,000	322,180
BHP Group, Ltd.(1)	65,244	1,792,056
Brambles, Ltd.	113,965	864,617
Bravura Solutions, Ltd.	100,400	211,500
Breville Group, Ltd.(1)	13,134	292,335
BWP Trust	79,954	256,167
Centuria Industrial REIT	91,244	251,676
Centuria Office REIT	67,500	122,499
Charter Hall Long Wale REIT	52,200	191,501
Charter Hall Retail REIT	75,300	233,608
Cimic Group, Ltd.	12,227	184,246
Cleanaway Waste Management, Ltd.	257,200	523,082
Coles Group, Ltd.	145,600	1,886,827
Collins Foods, Ltd.	20,500	199,027
Commonwealth Bank of Australia	30,923	2,451,025
Computershare, Ltd.	59,912	852,510
Cooper Energy, Ltd.(1)(2)	664,724	145,265
Cromwell Property Group	165,783	101,458
Crown Resorts, Ltd.(1)(2)	25,500	192,219
CSL, Ltd.	28,210	6,418,911
CSR, Ltd.	49,000	219,971
Dexus	66,800	547,946
Domain Holdings Australia, Ltd.	156,678	680,565
Domino’s Pizza Enterprises, Ltd.	4,231	434,008
EML Payments, Ltd.(1)(2)	73,900	165,810
Endeavour Group, Ltd.	113,396	582,682
Evolution Mining, Ltd.	80,276	217,944
Fortescue Metals Group, Ltd.	44,569	464,411
Goodman Group	112,583	1,864,023

Security	Shares	Value
GPT Group (The)	166,566	$650,281
GUD Holdings, Ltd.(1)	15,500	143,459
GWA Group, Ltd.	67,200	137,947
Hansen Technologies, Ltd.	30,805	147,104
Harvey Norman Holdings, Ltd.	71,004	266,379
IDP Education, Ltd.(1)	15,800	447,030
Infomedia, Ltd.	61,241	63,792
Ingenia Communities Group	56,700	280,336
InvoCare, Ltd.(1)	17,400	149,080
IPH, Ltd.	40,216	261,212
IRESS, Ltd.	53,584	488,489
JB Hi-Fi, Ltd.	10,699	408,481
Karoon Energy, Ltd.(2)	257,876	354,812
Lendlease Corp., Ltd.	59,878	474,366
Lifestyle Communities, Ltd.	20,030	330,703
Link Administration Holdings, Ltd.	96,491	317,703
Medibank Pvt, Ltd.	167,700	421,452
Megaport, Ltd.(1)(2)	29,807	403,387
Metcash, Ltd.(1)	235,800	726,727
Mirvac Group	288,800	616,347
Monadelphous Group, Ltd.(1)	19,351	147,598
National Australia Bank, Ltd.	61,500	1,337,131
National Storage REIT	157,700	285,520
Newcrest Mining, Ltd.	23,300	436,545
NEXTDC, Ltd.(2)	46,000	410,634
Northern Star Resources, Ltd.	56,796	393,189
Orica, Ltd.(1)	16,599	190,545
Origin Energy, Ltd.	280,172	1,073,053
Orora, Ltd.	65,655	164,246
Premier Investments, Ltd.	11,500	266,893
Qube Holdings, Ltd.	200,231	483,575
REA Group, Ltd.	12,200	1,480,698
Regis Resources, Ltd.	52,500	78,732
Rio Tinto, Ltd.	9,700	664,573
Service Stream, Ltd.(1)	198,800	131,404
Shopping Centres Australasia Property Group	118,852	249,691
Sigma Healthcare, Ltd.(1)	463,931	198,933
Spark Infrastructure Group	758,533	1,608,164
St. Barbara, Ltd.	108,600	119,416
Suncorp Group, Ltd.	46,300	409,701
Tabcorp Holdings, Ltd.(1)	131,400	494,767
Technology One, Ltd.	50,588	469,775
Telstra Corp., Ltd.	892,573	2,579,962
TPG Telecom, Ltd.(1)	143,163	730,839
Transurban Group	207,541	2,114,667
Tuas, Ltd.(1)(2)	53,150	55,948
Viva Energy Group, Ltd.(3)	238,523	420,238
Washington H. Soul Pattinson & Co., Ltd.	21,300	524,549
Waypoint REIT	96,300	198,548
Wesfarmers, Ltd.	60,785	2,629,907
Westpac Banking Corp.	68,400	1,330,731
Whitehaven Coal, Ltd.(2)	299,361	592,433

Security	Shares	Value
WiseTech Global, Ltd.	22,264	$867,713
Woodside Petroleum, Ltd.	118,100	2,064,574
Woolworths Group, Ltd.	113,396	3,266,351

		$69,202,901

Austria — 1.1%
Agrana Beteiligungs AG	5,979	$126,175
ams AG(2)	27,700	548,413
ANDRITZ AG	12,066	685,331
BAWAG Group AG(2)(3)	5,440	342,150
CA Immobilien Anlagen AG	22,201	952,623
Erste Group Bank AG	15,837	679,181
Lenzing AG(2)	2,500	301,478
Mayr Melnhof Karton AG	459	90,344
Oesterreichische Post AG(1)	6,444	272,058
OMV AG	21,502	1,301,802
PIERER Mobility AG	3,700	343,557
Porr AG(1)(2)	3,440	49,397
Rhi Magnesita NV	4,792	220,218
S&T AG(1)	9,400	225,884
Telekom Austria AG	70,800	611,712
UNIQA Insurance Group AG	14,300	133,121
Verbund AG	10,478	1,092,250
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,987	87,010
voestalpine AG	6,646	252,422

		$8,315,126

Belgium — 2.3%
Ackermans & van Haaren NV	1,660	$285,463
Ageas S.A./NV	9,300	452,423
AGFA-Gevaert NV(2)	57,503	250,025
Anheuser-Busch InBev S.A./NV	28,644	1,752,073
Befimmo S.A.	5,550	227,017
bpost S.A.(2)	49,232	421,787
Care Property Invest N.V.	4,146	128,477
Cofinimmo S.A.	3,691	595,483
D’ieteren Group	7,319	1,261,973
Econocom Group S.A./NV	65,622	277,449
Elia Group S.A./NV(1)	10,200	1,189,968
Etablissements Franz Colruyt NV(1)	1,550	76,102
Euronav S.A.	60,260	641,262
EVS Broadcast Equipment S.A.	8,119	190,459
Fagron	11,540	200,123
Gimv NV	1,766	114,091
Groupe Bruxelles Lambert S.A.	6,034	700,132
Intervest Offices & Warehouses N.V.(1)	3,632	105,918
Materialise NV ADR(1)(2)	12,600	304,038
Melexis NV	7,198	830,192
Mithra Pharmaceuticals S.A.(1)(2)	3,231	70,982
Montea NV	2,560	379,983
Proximus SADP	65,274	1,229,211
Shurgard Self Storage S.A.	3,517	215,550

Security	Shares	Value
Sofina S.A.	1,080	$477,906
Telenet Group Holding NV	13,745	493,803
Tessenderlo Group S.A.(2)	11,279	411,616
UCB S.A.	12,121	1,448,770
Umicore S.A.	22,700	1,301,538
VGP NV	1,031	266,650
Xior Student Housing N.V.	4,221	249,651

		$16,550,115

Denmark — 2.3%
Alm Brand A/S	16,800	$129,609
Ambu AS	2,700	76,861
Ascendis Pharma A/S ADR(2)	700	106,127
Bakkafrost P/F	6,022	557,059
Carlsberg A/S, Class B	7,339	1,211,785
Chr. Hansen Holding A/S	9,839	783,163
Coloplast A/S, Class B	1,700	277,641
D/S Norden A/S	1,600	38,666
Drilling Co. of 1972 A/S (The)(2)	4,300	154,135
DSV A/S	3,300	766,977
Jyske Bank A/S(2)	8,666	422,788
Matas A/S	10,900	213,275
Netcompany Group A/S(3)	2,500	284,681
NKT A/S(2)	3,200	154,186
Novo Nordisk A/S, Class B	20,178	2,212,616
Novozymes A/S, Class B	17,900	1,316,703
Orsted A/S(3)	13,973	1,973,581
Pandora A/S	13,360	1,869,539
Per Aarsleff Holding AS	2,600	112,221
Ringkjoebing Landbobank A/S	4,160	528,485
Scandinavian Tobacco Group AS(3)	13,300	299,061
SimCorp A/S	7,565	916,078
Spar Nord Bank A/S	15,000	193,318
Sydbank A/S	6,400	219,937
Topdanmark A/S	4,627	245,559
Tryg A/S	20,915	496,378
Vestas Wind Systems AS	25,505	1,102,571

		$16,663,000

Finland — 2.2%
Elisa Oyj	23,197	$1,399,944
Fortum Oyj	56,906	1,692,388
Huhtamaki Oyj	6,300	274,699
Kemira Oyj(1)	9,600	147,436
Kesko Oyj, Class B	42,956	1,397,981
Kojamo Oyj	33,700	755,034
Kone Oyj, Class B	14,714	1,003,481
Metsa Board Oyj	21,700	200,835
Neste Oyj	25,835	1,438,281
Nokia Oyj(2)	236,427	1,356,974
Nokian Renkaat Oyj	9,400	352,990
Nordea Bank Abp	144,229	1,766,346

Security	Shares	Value
Orion Oyj, Class B(1)	36,813	$1,594,135
QT Group Oyj(2)	900	145,614
TietoEVRY Oyj	4,494	137,819
Tokmanni Group Corp.	46,810	1,065,061
UPM-Kymmene Oyj	21,860	771,460
Valmet Oyj	8,331	338,205
YIT Oyj	23,700	139,681

		$15,978,364

France — 8.7%
Aeroports de Paris(1)(2)	2,445	$326,223
Air Liquide S.A.	34,685	5,790,927
Albioma S.A.	8,000	314,712
Alstom S.A.	7,150	254,810
Altarea SCA	2,100	449,054
Amundi S.A.(3)	8,135	724,805
Atos SE	8,580	447,642
AXA S.A.	85,700	2,493,269
BioMerieux	2,400	305,684
Bouygues S.A.	7,300	295,762
Bureau Veritas S.A.	12,318	391,528
Carmila SA	25,100	380,352
Casino Guichard Perrachon S.A.(2)	25,468	635,066
Cie Generale des Etablissements Michelin SCA	3,940	619,437
Credit Agricole S.A.	88,407	1,333,793
Danone S.A.	37,118	2,419,564
Dassault Aviation S.A.	2,000	209,008
Dassault Systemes SE	48,930	2,857,384
Edenred	9,450	511,351
Eiffage S.A.	3,370	346,858
Engie S.A.	176,500	2,510,738
EssilorLuxottica S.A.	5,934	1,227,729
Eurazeo SE	7,500	703,003
Eurofins Scientific SE	5,900	696,288
Eutelsat Communications S.A.	30,600	434,922
Gaztransport & Technigaz S.A.	1,301	107,541
Gecina S.A.	9,234	1,292,194
Getlink SE(1)	15,500	238,562
Hermes International	670	1,063,903
ICADE	8,000	627,375
Klepierre S.A.(2)	39,039	929,373
L’Oreal S.A.	6,600	3,019,201
La Francaise des Jeux SAEM(3)	7,500	389,441
Legrand S.A.	6,562	715,849
LVMH Moet Hennessy Louis Vuitton SE	4,370	3,426,611
Mercialys S.A.	25,100	272,666
Metropole Television S.A.	17,662	389,327
Neoen S.A.(1)(2)(3)	7,631	351,350
Nexity S.A.	12,400	566,893
Orange S.A.	138,000	1,504,883
Quadient S.A.	11,000	262,975
Robertet SA	171	187,760

Security	Shares	Value
Rothschild & Co.	5,492	$242,241
Rubis SCA	15,200	487,149
Sanofi	49,604	4,982,429
Schneider Electric SE	6,400	1,103,476
SCOR SE	20,167	678,925
SEB S.A.	1,980	310,245
Societe BIC S.A.	3,200	186,011
SOITEC(2)	1,400	372,751
Sopra Steria Group SACA	1,900	373,574
Suez S.A.	50,800	1,156,528
Teleperformance	1,408	588,138
Thales S.A.	4,200	387,570
TotalEnergies SE	143,415	7,181,499
Ubisoft Entertainment S.A.(2)	7,800	408,437
Valneva SE(1)(2)	11,600	256,368
Vinci S.A.	10,230	1,093,691
Vivendi SE	57,500	740,747
Voltalia SA(2)	12,800	333,296
Wendel SE	4,600	612,764
Worldline S.A.(2)(3)	8,496	495,454

		$64,017,106

Germany — 8.3%
adidas AG	3,900	$1,276,475
Allianz SE	12,080	2,805,101
BASF SE	48,181	3,467,762
Bayerische Motoren Werke AG	8,860	895,179
Bayerische Motoren Werke AG, PFC Shares	4,800	409,160
Befesa S.A.(3)	4,524	336,584
Beiersdorf AG	19,796	2,104,976
Carl Zeiss Meditec AG	2,900	584,032
CompuGroup Medical SE & Co. KgaA	3,284	274,513
Continental AG(2)	3,700	435,014
Covestro AG(3)	7,500	480,290
Cropenergies Ag	5,200	74,643
Delivery Hero SE(2)(3)	5,167	644,454
Deutsche Bank AG(2)	59,700	766,865
Deutsche Boerse AG	6,040	1,002,683
Deutsche Post AG	23,100	1,430,051
Deutsche Telekom AG	248,395	4,619,439
E.ON SE	261,600	3,317,036
Evonik Industries AG	8,000	259,206
Evotec SE(2)	10,547	511,265
Fielmann AG	2,817	185,763
Fresenius Medical Care AG & Co. KGaA	10,428	692,722
FUCHS PETROLUB SE	3,686	135,798
FUCHS PETROLUB SE, PFC Shares	2,000	95,921
Gerresheimer AG	4,000	367,011
Hannover Rueck SE	2,400	438,201
HelloFresh SE(2)	3,900	316,052
Henkel AG & Co. KGaA, PFC Shares	30,430	2,726,148
Knorr-Bremse AG	3,291	347,339

Security	Shares	Value
KWS Saat SE and Co. KGaA	1,025	$87,498
LEG Immobilien SE	9,217	1,370,964
Merck KGaA	6,220	1,469,940
MorphoSys AG(2)	3,473	163,461
Muenchener Rueckversicherungs-Gesellschaft AG	4,469	1,323,210
Puma SE	4,602	570,877
QIAGEN NV(2)	12,000	661,234
Rational AG	340	337,466
RWE AG	79,737	3,069,209
SAP SE	37,952	5,495,870
Sartorius AG, PFC Shares	1,569	1,016,300
Scout24 SE(3)	7,300	508,416
Siemens AG	19,540	3,176,850
Siemens Energy AG(2)	9,770	280,405
Siemens Healthineers AG(3)	12,008	798,603
Suedzucker AG	42,800	678,984
Symrise AG	9,900	1,369,389
TeamViewer AG(2)(3)	21,345	318,580
Telefonica Deutschland Holding AG(3)	364,647	950,058
Uniper SE	13,300	587,948
United Internet AG	3,400	125,461
Varta AG	3,100	477,733
VERBIO Vereinigte BioEnergie AG	2,600	206,728
Vitesco Technologies Group AG(2)	740	42,430
Volkswagen AG	900	292,588
Volkswagen AG, PFC Shares	4,126	926,004
Vonovia SE	47,566	2,885,486
Washtec AG	1,347	87,654
Zalando SE(2)(3)	3,800	359,026

		$60,638,055

Hong Kong — 4.3%
AIA Group, Ltd.	233,800	$2,620,199
Aidigong Maternal & Child Health, Ltd.(1)(2)	1,448,000	167,528
Alibaba Health Information Technology, Ltd.(1)(2)	1,014,000	1,269,719
Bank of East Asia, Ltd. (The)	76,600	125,798
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	83,000	105,766
BOC Hong Kong Holdings, Ltd.	88,500	280,443
Budweiser Brewing Co. APAC Ltd.(3)	443,900	1,217,530
C-Mer Eye Care Holdings, Ltd.	180,000	175,332
Cafe de Coral Holdings, Ltd.	84,000	153,282
Cathay Pacific Airways, Ltd.(1)(2)	317,000	292,450
Champion REIT	349,000	183,061
China Evergrande New Energy Vehicle Group, Ltd.(1)(2)	616,500	294,597
China Tobacco International HK Co., Ltd.(1)	93,000	213,717
China Traditional Chinese Medicine Holdings Co., Ltd.	662,000	315,006
China Youzan, Ltd.(2)	6,036,000	765,537
Chow Sang Sang Holdings International, Ltd.	153,000	217,364
Chow Tai Fook Jewellery Group, Ltd.(1)	321,800	656,343
CK Hutchison Holdings, Ltd.	176,000	1,179,978
CLP Holdings, Ltd.	169,000	1,654,665
Fortune REIT	129,000	133,805

Security	Shares	Value
Fosun International, Ltd.	362,000	$424,125
Galaxy Entertainment Group, Ltd.(2)	246,000	1,323,657
Global Cord Blood Corp.(1)(2)	29,600	121,360
Glory Sun Financial Group, Ltd.(2)	2,992,000	103,649
Hang Lung Properties, Ltd.	136,000	315,636
Hang Seng Bank, Ltd.	13,000	247,038
Henderson Land Development Co., Ltd.	71,867	300,920
HengTen Networks Group, Ltd.(1)(2)	620,000	211,521
HK Electric Investments & HK Electric Investments, Ltd.	507,500	505,713
HKT Trust and HKT, Ltd.	912,000	1,237,614
Hong Kong & China Gas Co., Ltd.	1,103,502	1,714,324
Hong Kong Exchanges & Clearing, Ltd.	23,300	1,403,632
Hongkong Land Holdings, Ltd.	88,600	489,273
Hysan Development Co., Ltd.	63,000	218,709
Jardine Matheson Holdings, Ltd.	17,700	1,028,071
Kerry Logistics Network, Ltd.	116,500	282,489
Kerry Properties, Ltd.	56,500	159,708
Lifestyle International Holdings, Ltd.(2)	152,500	79,806
Link REIT	107,200	949,732
Luk Fook Holdings International, Ltd.	83,000	226,207
MGM China Holdings, Ltd.(1)(2)	166,400	122,091
MTR Corp., Ltd.	133,500	728,258
New World Development Co., Ltd.	77,000	333,982
NWS Holdings, Ltd.	295,000	292,946
Pacific Basin Shipping, Ltd.	802,000	370,128
Pacific Textiles Holdings, Ltd.	244,000	121,856
PCCW, Ltd.	1,166,000	600,291
Power Assets Holdings, Ltd.	151,000	922,806
S-Enjoy Service Group Co., Ltd.(2)	60,000	116,757
Sands China, Ltd.(2)	266,800	608,084
Shangri-La Asia, Ltd.(2)	200,000	162,688
Sino Land Co., Ltd.(1)	210,000	276,021
SJM Holdings, Ltd.(1)(2)	358,000	266,252
Sun Hung Kai Properties, Ltd.	71,500	947,970
SUNeVision Holdings, Ltd.	399,000	366,338
Superb Summit International Group, Ltd.(1)(2)(4)	230,000	0
Swire Properties, Ltd.	87,600	234,853
Vitasoy International Holdings, Ltd.(1)	286,000	689,393
VSTECS Holdings, Ltd.	600,000	566,217
VTech Holdings, Ltd.	71,500	550,583
Yuexiu Real Estate Investment Trust	255,000	111,179

		$31,753,997

Ireland — 2.3%
Bank of Ireland Group PLC(2)	434,265	$2,586,998
CRH PLC	53,902	2,579,417
DCC PLC	11,500	959,564
Fineos Corp. Holdings PLC CDI(2)	41,347	124,738
Flutter Entertainment PLC(2)	12,153	2,300,642
Glenveagh Properties PLC(2)(3)	77,242	97,396
Hibernia REIT PLC	69,210	101,102
ICON PLC(2)	9,100	2,609,607

Security	Shares	Value
Irish Continental Group PLC(2)	69,445	$341,425
Irish Residential Properties REIT PLC	311,874	588,803
Kerry Group PLC, Class A	19,618	2,632,318
Kingspan Group PLC	13,022	1,499,157
Nabriva Therapeutics PLC(1)(2)	13,289	15,282
Uniphar PLC	37,081	188,590

		$16,625,039

Israel — 2.3%
Airport City, Ltd.(2)	16,700	$318,806
Amot Investments, Ltd.	40,781	311,716
AudioCodes, Ltd.	3,200	113,408
Azrieli Group, Ltd.	6,267	586,111
Bank Hapoalim B.M.	55,057	542,254
Bank Leumi Le-Israel B.M.	49,731	475,148
Bezeq The Israeli Telecommunication Corp., Ltd.(2)	1,151,312	1,444,161
Check Point Software Technologies, Ltd.(2)	2,600	310,960
Compugen, Ltd.(1)(2)	11,500	74,635
Danel Adir Yeoshua, Ltd.	1,100	232,678
Doral Group Renewable Energy Resources, Ltd.(2)	37,500	181,994
Elbit Systems, Ltd.	3,930	619,492
Electra, Ltd.	720	474,440
Energix-Renewable Energies, Ltd.	109,890	517,206
FIBI Holdings, Ltd.	2,300	101,147
First International Bank of Israel, Ltd. (The)	7,535	302,177
Fiverr International, Ltd.(1)(2)	3,600	613,260
Hilan, Ltd.	3,200	177,384
ICL Group, Ltd	217,623	1,865,028
Inrom Construction Industries, Ltd.	40,400	207,610
Kenon Holdings, Ltd.	13,168	528,611
Matrix IT, Ltd.	7,477	203,010
Maytronics, Ltd.	41,700	985,714
Mizrahi Tefahot Bank, Ltd.	9,360	340,564
Nice, Ltd.(2)	1,294	365,813
Oil Refineries, Ltd.(2)	912,196	246,824
OPC Energy, Ltd.(2)	49,600	519,193
Paz Oil Co., Ltd.(2)	5,234	667,093
Radware, Ltd.(2)	6,000	212,580
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,680	277,061
Redhill Biopharma, Ltd. ADR(1)(2)	8,400	45,696
Reit 1, Ltd.	72,916	455,938
Shapir Engineering and Industry, Ltd.	30,000	245,570
Shufersal, Ltd.	82,353	682,051
Taro Pharmaceutical Industries, Ltd.(2)	2,100	116,697
Teva Pharmaceutical Industries, Ltd. ADR(2)	107,600	940,424
Tower Semiconductor, Ltd.(2)	8,100	265,209
Victory Supermarket Chain, Ltd.	10,200	219,200

		$16,786,863

Italy — 4.6%
Assicurazioni Generali SpA(1)	32,700	$712,049
Atlantia SpA(2)	48,424	935,957

Security	Shares	Value
Banca Mediolanum SpA	14,000	$141,080
Banca Popolare di Sondrio SCPA	35,600	154,700
Banco BPM SpA	78,600	244,430
Bio-On SpA(1)(2)(4)	12,900	0
BPER Banca SpA	32,400	71,039
Brunello Cucinelli SpA(2)	6,234	378,218
Buzzi Unicem SpA	7,400	172,593
Cementir Holding NV	48,418	508,359
Cerved Group SpA(2)	9,600	115,247
Datalogic SpA	5,730	104,162
Davide Campari-Milano NV	127,434	1,810,092
De’Longhi SpA	10,450	408,803
DiaSorin SpA	7,620	1,722,607
Digital Bros SpA	8,900	430,844
Enav SpA(2)(3)	46,000	201,859
Enel SpA	242,788	2,032,568
Eni SpA	283,231	4,059,391
Ferrari NV	7,500	1,779,651
Fila SpA	5,500	66,359
Fincantieri SpA(1)(2)	128,000	100,653
FinecoBank Banca Fineco SpA(2)	24,111	460,467
GVS SpA(3)	23,883	354,900
Hera SpA	46,677	190,967
Infrastrutture Wireless Italiane SpA(3)	104,600	1,155,632
Interpump Group SpA	11,400	839,747
Intesa Sanpaolo SpA	535,073	1,520,772
Iren SpA	42,400	131,766
Italgas SpA	24,300	154,390
Mediaset NV(1)	257,715	723,957
Moncler SpA	7,800	561,322
Nexi SpA(2)(3)	11,200	194,736
Poste Italiane SpA(3)	16,700	238,507
Prada SpA	62,700	395,202
Prysmian SpA	24,700	933,884
RAI Way SpA(3)	74,400	450,344
Recordati Industria Chimica e Farmaceutica SpA	30,447	1,907,716
Reply SpA	4,480	869,583
Retelit SpA(1)	152,260	543,724
Salvatore Ferragamo SpA(1)(2)	11,072	235,591
Saras SpA(1)(2)	254,500	188,941
Snam SpA	48,800	276,393
STMicroelectronics NV	70,300	3,336,516
Technogym SpA(3)	16,800	176,579
Terna SpA	52,300	389,677
Tinexta SpA	5,327	236,135
Unipol Gruppo SpA	33,400	191,829
UnipolSai Assicurazioni SpA(1)	64,182	185,852
Webuild SpA(1)	166,800	412,935

		$33,408,725

Security	Shares	Value
Japan — 13.0%
Acom Co., Ltd.	41,900	$139,742
Advance Residence Investment Corp.	88	289,230
Aeon Co., Ltd.	26,100	600,421
AGC, Inc.	4,800	239,019
Air Water, Inc.(1)	12,300	188,191
Ajinomoto Co., Inc.	23,100	691,630
Alfresa Holdings Corp.	13,900	195,948
Asahi Intecc Co., Ltd.	8,800	231,962
Astellas Pharma, Inc.	45,900	773,817
Azbil Corp.	3,900	166,268
Bandai Namco Holdings, Inc.	4,200	320,958
Bank of Kyoto, Ltd. (The)(1)	4,500	202,379
Bridgestone Corp.	8,600	380,458
Brother Industries, Ltd.	7,500	145,005
Calbee, Inc.	7,600	195,818
Canon, Inc.(1)	19,500	443,418
Capcom Co., Ltd.	13,200	355,283
Casio Computer Co., Ltd.(1)	15,400	217,927
Central Japan Railway Co.	2,700	400,520
Chiba Bank, Ltd. (The)	41,300	255,986
Chubu Electric Power Co., Inc.	62,200	643,840
Chugai Pharmaceutical Co., Ltd.	17,600	658,053
Chugoku Electric Power Co., Inc. (The)	36,100	299,444
Citizen Watch Co., Ltd.	27,900	121,674
Concordia Financial Group, Ltd.	70,500	280,214
COSMOS Pharmaceutical NV	1,900	290,353
CyberAgent, Inc.	26,800	449,049
Dai Nippon Printing Co., Ltd.	5,700	141,218
Daicel Corp.	19,800	148,248
Daido Steel Co., Ltd.	4,700	180,070
Daifuku Co., Ltd.	2,700	248,560
Daiichi Sankyo Co., Ltd.	45,400	1,145,549
Daikin Industries, Ltd.	3,100	678,946
Daito Trust Construction Co., Ltd.	3,600	446,343
Daiwa House Industry Co., Ltd.	30,100	993,004
Daiwa House REIT Investment Corp.	141	404,618
Daiwa Office Investment Corp.	35	225,921
Daiwa Securities Group, Inc.	73,100	410,687
DeNA Co., Ltd.	17,400	321,416
Denka Co., Ltd.	7,700	252,091
Dentsu Group, Inc.	15,500	566,427
DIC Corp.	5,600	148,270
Disco Corp.	800	215,678
East Japan Railway Co.	4,400	274,060
ENEOS Holdings, Inc.	262,200	1,057,256
Ezaki Glico Co., Ltd.	6,000	217,761
Fast Retailing Co., Ltd.	900	597,436
Frontier Real Estate Investment Corp.	64	283,145
FUJIFILM Holdings Corp.	7,400	571,853
Fujitsu, Ltd.	3,600	622,187

Security	Shares	Value
Fukuoka Financial Group, Inc.	17,600	$316,190
GLP J-REIT	270	440,408
GMO Payment Gateway, Inc.	2,100	266,062
Hakuhodo DY Holdings, Inc.	21,800	355,418
Hamamatsu Photonics K.K.	6,800	403,596
Hankyu Hanshin Holdings, Inc.	4,400	136,424
Hikari Tsushin, Inc.	1,400	215,816
Hirose Electric Co., Ltd.	1,040	173,920
Hisamitsu Pharmaceutical Co., Inc.	4,700	160,348
Hitachi Metals, Ltd.(2)	12,900	244,205
House Foods Group, Inc.	7,700	220,927
Hoya Corp.	9,400	1,383,760
Hulic Co., Ltd.	29,000	278,849
Ibiden Co., Ltd.	3,900	234,335
Idemitsu Kosan Co., Ltd.	31,000	846,681
Industrial & Infrastructure Fund Investment Corp.	174	319,037
Ito En, Ltd.(1)	3,200	213,138
ITOCHU Corp.	14,500	413,553
Iwatani Corp.	8,200	484,336
Japan Exchange Group, Inc.	19,100	452,251
Japan Logistics Fund, Inc.	71	212,384
Japan Post Bank Co., Ltd.	33,500	261,368
Japan Post Holdings Co., Ltd.(1)	60,200	462,571
Japan Real Estate Investment Corp.	83	508,726
Japan Tobacco, Inc.	36,800	722,427
JSR Corp.	10,200	369,949
Kajima Corp.	10,500	129,284
Kakaku.com, Inc.	14,000	464,589
Kaneka Corp.	6,400	245,433
Kansai Paint Co., Ltd.	14,300	331,131
Kao Corp.	14,000	791,952
KDDI Corp.	50,600	1,547,347
Keikyu Corp.(1)	13,700	154,624
Keio Corp.(1)	2,200	111,051
Keisei Electric Railway Co., Ltd.(1)	5,800	186,649
Kenedix Office Investment Corp.(1)	45	284,928
Kewpie Corp.	9,800	214,957
Keyence Corp.	3,100	1,871,206
Kintetsu Group Holdings Co., Ltd.(2)	5,500	173,129
Kirin Holdings Co., Ltd.	30,200	525,656
Kobayashi Pharmaceutical Co., Ltd.	3,300	264,218
Kobe Bussan Co., Ltd.(1)	10,500	361,690
Konami Holdings Corp.	7,700	423,735
Kubota Corp.	14,300	304,633
Kuraray Co., Ltd.	19,500	176,457
Kyocera Corp.	6,300	368,846
Kyowa Kirin Co., Ltd.	9,500	312,436
Kyushu Electric Power Co., Inc.	55,000	387,441
LaSalle Logiport REIT	165	274,322
Lasertec Corp.	2,000	433,831
Lawson, Inc.	4,600	222,454
Lion Corp.	17,300	288,121

Security	Shares	Value
M3, Inc.	12,100	$713,057
Makita Corp.	4,000	185,648
Marubeni Corp.	31,400	266,439
Marui Group Co., Ltd.	14,700	288,469
Maruichi Steel Tube, Ltd.	9,300	211,312
MatsukiyoCocokara & Co.	7,300	323,678
Medipal Holdings Corp.	12,500	226,153
MEIJI Holdings Co., Ltd.	5,300	334,476
MISUMI Group, Inc.	7,800	326,225
Mitsubishi Chemical Holdings Corp.	50,700	419,665
Mitsubishi Corp.	14,300	454,711
Mitsubishi Electric Corp.	27,500	369,309
Mitsubishi Estate Co., Ltd.	60,800	923,977
Mitsubishi Gas Chemical Co., Inc.	14,200	285,793
Mitsubishi Heavy Industries, Ltd.	4,700	120,192
Mitsubishi Materials Corp.	12,200	236,836
Mitsubishi UFJ Financial Group, Inc.(5)	324,800	1,781,039
Mitsui & Co., Ltd.	18,200	416,498
Mitsui Chemicals, Inc.	10,600	315,179
Mitsui Fudosan Co., Ltd.	46,400	1,060,882
Mitsui Fudosan Logistics Park, Inc.	42	223,269
Mizuho Financial Group, Inc.	73,180	965,827
MS&AD Insurance Group Holdings, Inc.	16,500	533,071
Murata Manufacturing Co., Ltd.	11,100	823,382
Nagoya Railroad Co., Ltd.(2)	11,400	188,359
NEC Corp.	6,600	337,933
Nexon Co., Ltd.	20,900	355,742
Nichirei Corp.	7,300	177,795
Nidec Corp.	6,100	675,623
Nihon Kohden Corp.	9,200	292,737
Nihon M&A Center Holdings, Inc.(1)	8,600	264,058
Nintendo Co., Ltd.	3,300	1,457,468
Nippon Accommodations Fund, Inc.	55	306,749
Nippon Building Fund, Inc.	91	591,222
Nippon Express Co., Ltd.	2,500	156,486
Nippon Gas Co., Ltd.	11,100	137,680
Nippon Kayaku Co., Ltd.	17,700	186,418
Nippon Paint Holdings Co., Ltd.(1)	51,300	548,901
Nippon Paper Industries Co., Ltd.(1)	10,000	102,503
Nippon Prologis REIT, Inc.	135	450,905
Nippon Shinyaku Co., Ltd.	4,300	344,500
Nippon Shokubai Co., Ltd.	3,500	182,857
Nippon Telegraph & Telephone Corp.	37,700	1,056,314
Nissan Motor Co., Ltd.(2)	58,500	297,757
Nissin Foods Holdings Co., Ltd.	5,000	382,199
Nitori Holdings Co., Ltd.	2,200	404,163
Nitto Denko Corp.	6,600	515,725
NOF Corp.	4,300	215,802
Nomura Research Institute, Ltd.	11,600	464,395
NTT Data Corp.	20,600	413,253
Obic Co., Ltd.	1,700	314,370
Odakyu Electric Railway Co., Ltd.(1)	5,100	110,565

Security	Shares	Value
Oji Holdings Corp.	48,300	$239,410
Omron Corp.	4,700	449,483
Ono Pharmaceutical Co., Ltd.	19,100	400,751
Oracle Corp. Japan	1,900	179,786
Oriental Land Co., Ltd.	3,700	584,377
Osaka Gas Co., Ltd.	39,200	631,825
Otsuka Corp.	4,400	216,729
Otsuka Holdings Co., Ltd.	16,800	664,427
Pan Pacific International Holdings Corp.	14,900	312,854
PeptiDream, Inc.(2)	5,800	140,199
Pigeon Corp.	8,000	185,249
Rakuten Group, Inc.	18,600	203,633
Relo Group, Inc.	14,400	299,518
Resona Holdings, Inc.	91,700	344,480
Ricoh Co., Ltd.	25,600	249,289
Rinnai Corp.	1,700	174,543
ROHM Co., Ltd.	3,200	292,600
Rohto Pharmaceutical Co., Ltd.	10,000	305,537
Ryohin Keikaku Co., Ltd.	9,000	177,356
Santen Pharmaceutical Co., Ltd.	16,700	235,386
Sawai Group Holdings Co., Ltd.	3,400	149,988
SECOM Co., Ltd.	3,600	245,421
Sekisui House Reit, Inc.(1)	380	287,280
Sekisui House, Ltd.	16,000	332,652
Seven Bank, Ltd.	101,900	215,411
SG Holdings Co., Ltd.	11,400	286,266
Shikoku Electric Power Co., Inc.	45,400	295,680
Shimadzu Corp.	7,900	320,955
Shimano, Inc.	1,800	502,224
Shimizu Corp.	15,300	112,101
Shin-Etsu Chemical Co., Ltd.	12,300	2,193,496
Shizuoka Bank, Ltd. (The)(1)	47,100	379,267
Showa Denko K.K.(1)	12,600	316,008
SMC Corp.	700	417,736
SoftBank Corp.	51,900	708,418
Sony Group Corp.	14,700	1,702,205
Square Enix Holdings Co., Ltd.	7,100	388,938
Sumitomo Corp.	15,000	213,745
Sumitomo Mitsui Financial Group, Inc.	38,000	1,233,086
Sumitomo Mitsui Trust Holdings, Inc.	13,900	457,224
Sumitomo Osaka Cement Co., Ltd.	4,000	112,083
Sumitomo Realty & Development Co., Ltd.	21,300	769,780
Suntory Beverage & Food, Ltd.	6,700	259,976
Suzuken Co., Ltd.	5,100	141,974
Sysmex Corp.	4,900	607,555
Taisei Corp.	4,500	141,206
Taisho Pharmaceutical Holdings Co., Ltd.(1)	4,000	214,644
Taiyo Yuden Co., Ltd.	3,600	182,471
Takashimaya Co., Ltd.	12,400	114,815
TEIJIN, Ltd.	12,200	163,757
Terumo Corp.	19,600	864,669
TIS, Inc.	8,700	237,013

Security	Shares	Value
Tobu Railway Co., Ltd.	9,300	$231,548
Toho Co., Ltd.	9,300	436,953
Toho Gas Co., Ltd.(1)	10,100	299,187
Tohoku Electric Power Co., Inc.	55,600	360,740
Tokai Carbon Co., Ltd.	18,400	240,685
Tokio Marine Holdings, Inc.	19,000	1,000,730
Tokyo Gas Co., Ltd.	33,700	584,794
Tokyo Ohka Kogyo Co., Ltd.	4,000	254,298
Tokyu Corp.	9,800	138,162
Toppan, Inc.	7,900	127,523
Toshiba Corp.	6,400	276,046
Tosoh Corp.	20,400	343,557
TOTO, Ltd.	3,200	154,606
Toyo Suisan Kaisha, Ltd.	7,200	310,242
Toyota Industries Corp.	4,600	391,058
Toyota Motor Corp.	142,500	2,514,292
Trend Micro, Inc.	3,900	220,429
Tsuruha Holdings, Inc.	2,400	296,028
Unicharm Corp.	14,700	594,509
USS Co., Ltd.	8,100	130,558
Welcia Holdings Co., Ltd.	8,400	313,584
West Japan Railway Co.	4,300	202,984
Yakult Honsha Co., Ltd.	6,500	328,433
Yamaguchi Financial Group, Inc.	32,200	179,757
Yamato Holdings Co., Ltd.	6,600	162,249
Yamazaki Baking Co., Ltd.(1)	15,300	232,419
Z Holdings Corp.	120,000	744,962
Zeon Corp.	17,700	209,993
ZOZO, Inc.	8,300	266,418

		$95,413,936

Netherlands — 4.5%
ABN AMRO Bank NV(1)(3)	39,700	$583,896
Aegon NV(1)	114,300	579,762
ASML Holding NV	6,928	5,631,768
ASR Nederland NV	12,100	565,605
Boskalis Westminster NV	12,178	363,199
Corbion NV	20,000	949,648
CureVac NV(2)	2,600	104,182
Euronext NV(3)	7,000	787,531
Flow Traders(3)	7,300	247,794
GrandVision NV(2)(3)	6,200	203,458
IMCD NV	5,176	1,149,303
Intertrust NV(2)(3)	19,500	294,845
JDE Peet’s NV(1)	36,560	1,064,585
Just Eat Takeaway.com NV(1)(2)(3)	2,700	193,955
Koninklijke Ahold Delhaize NV	77,272	2,513,848
Koninklijke DSM NV	14,408	3,147,834
Koninklijke KPN NV	746,650	2,230,941
Koninklijke Philips NV	63,457	2,993,595
Koninklijke Vopak NV(1)	13,000	517,373
NN Group NV	20,550	1,098,536

Security	Shares	Value
NSI NV	5,968	$239,220
PostNL NV	71,792	311,586
Prosus NV(2)	28,673	2,525,603
SBM Offshore NV	42,517	671,270
Signify NV(3)	11,700	566,940
Universal Music Group NV	57,500	1,669,394
Van Lanschot Kempen NV	2,900	80,417
Vastned Retail NV	7,610	216,877
Wolters Kluwer NV	15,395	1,612,140

		$33,115,105

New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(1)(2)	138,464	$652,227
Argosy Property, Ltd.	144,849	162,121
Auckland International Airport, Ltd.(2)	145,752	835,433
Contact Energy, Ltd.	53,366	313,143
Fisher & Paykel Healthcare Corp., Ltd.	29,761	666,751
Fletcher Building, Ltd.	202,321	1,040,600
Genesis Energy, Ltd.	38,800	90,657
Goodman Property Trust(1)	179,900	320,786
Heartland Group Holdings, Ltd.	183,499	308,850
Infratil, Ltd.	32,081	190,352
Kathmandu Holdings, Ltd.	154,315	175,774
Mercury NZ, Ltd.	54,400	239,243
Precinct Properties New Zealand, Ltd.	265,100	317,348
Pushpay Holdings, Ltd.(2)	115,268	157,179
Restaurant Brands New Zealand, Ltd.(2)	19,660	219,460
SKYCITY Entertainment Group, Ltd.	231,739	531,404
Spark New Zealand, Ltd.	258,931	847,655
Volpara Health Technologies, Ltd.(1)(2)	68,123	61,495
Xero, Ltd.(2)	6,814	776,951
Z Energy, Ltd.	168,235	434,193

		$8,341,622

Norway — 2.2%
ArcticZymes Technologies ASA(1)(2)	15,700	$165,125
Atea ASA(2)	48,489	906,065
Bergenbio ASA(1)(2)	25,475	58,287
Borregaard ASA	27,054	656,964
DHT Holdings, Inc.	13,700	89,187
DNB Bank ASA(1)	54,951	1,307,651
Entra ASA(3)	58,483	1,459,777
Equinor ASA	53,389	1,352,788
Europris ASA(3)	82,000	607,207
Fjordkraft Holding ASA(3)	18,200	108,359
Frontline, Ltd.(1)(2)	20,000	177,771
Gjensidige Forsikring ASA	16,200	403,358
Golar LNG, Ltd.(2)	17,900	233,237
Kongsberg Gruppen ASA	25,020	821,083
Mowi ASA	40,150	1,164,236
Nordic American Tankers, Ltd.(1)	20,400	47,940
Nordic Nanovector ASA(1)(2)	44,014	138,961

Security	Shares	Value
Opera, Ltd. ADR(2)	61,800	$514,794
Orkla ASA	75,100	730,453
Sbanken ASA(3)	7,500	87,978
Scatec ASA(3)	40,263	794,186
Schibsted ASA, Class A	4,900	253,159
Schibsted ASA, Class B	6,500	294,835
SFL Corp, Ltd.	7,300	57,743
SpareBank 1 SMN	14,400	239,852
Telenor ASA	56,200	887,988
Tomra Systems ASA	17,800	1,150,427
Veidekke ASA	20,997	302,567
Yara International ASA	27,206	1,421,863

		$16,433,841

Portugal — 1.1%
Banco Comercial Portugues S.A.(1)(2)	6,312,453	$1,138,866
Corticeira Amorim SGPS S.A.	27,338	380,656
CTT-Correios de Portugal S.A.	124,656	685,050
EDP Renovaveis S.A.	3,900	108,610
EDP-Energias de Portugal S.A.	211,095	1,191,133
Galp Energia SGPS S.A., Class B	123,229	1,280,096
Jeronimo Martins SGPS S.A.	66,921	1,516,072
Navigator Co. S.A. (The)	272,919	1,066,720
NOS SGPS S.A.	186,548	727,793
REN - Redes Energeticas Nacionais SGPS S.A.	29,300	89,262

		$8,184,258

Singapore — 2.2%
AEM Holdings, Ltd.(1)	49,600	$154,474
Ascendas Real Estate Investment Trust	109,000	249,657
BW LPG, Ltd.(3)	9,091	48,587
CapitaLand Integrated Commercial Trust	240,410	382,842
CapitaLand Investment, Ltd./Singapore(2)	159,500	406,882
China Aviation Oil Singapore Corp, Ltd.	96,100	71,335
ComfortDelGro Corp., Ltd.	337,300	390,927
Flex, Ltd.(2)	81,400	1,375,660
Frasers Centrepoint Trust	56,900	101,748
Genting Singapore, Ltd.	1,170,700	676,902
Haw Par Corp, Ltd.	20,500	191,578
Jardine Cycle & Carriage, Ltd.	22,400	374,465
Keppel Corp., Ltd.	149,500	596,593
Keppel DC REIT	92,156	163,179
Keppel Infrastructure Trust	801,185	315,095
Keppel REIT	110,000	92,066
Manulife US Real Estate Investment Trust	113,000	80,398
Mapletree Commercial Trust	83,109	134,431
Mapletree Industrial Trust	71,610	146,182
Mapletree Logistics Trust	154,800	232,128
Nanofilm Technologies International, Ltd.(1)	31,300	87,872
Oversea-Chinese Banking Corp., Ltd.	118,100	1,032,410
Parkway Life Real Estate Investment Trust	33,400	115,518
Raffles Medical Group, Ltd.	220,700	224,484

Security	Shares	Value
Sembcorp Industries, Ltd.	141,300	$210,887
Sheng Siong Group, Ltd.	269,200	283,873
Singapore Airlines, Ltd.(1)(2)	162,600	626,343
Singapore Exchange, Ltd.	57,600	413,378
Singapore Post, Ltd.	491,500	238,925
Singapore Press Holdings, Ltd.	563,700	834,563
Singapore Technologies Engineering, Ltd.	186,800	530,479
Singapore Telecommunications, Ltd.(6)	84,700	156,184
Singapore Telecommunications, Ltd.(6)	638,600	1,184,753
SPH REIT(1)	158,700	114,876
StarHub, Ltd.	360,700	331,854
Suntec Real Estate Investment Trust	89,800	99,421
UMS Holdings, Ltd.	140,625	138,247
United Overseas Bank, Ltd.	48,900	972,051
UOL Group, Ltd.	19,600	105,123
Venture Corp., Ltd.	48,100	671,875
Wilmar International, Ltd.	579,300	1,852,105

		$16,410,350

Spain — 4.5%
Acerinox S.A.	74,810	$1,041,529
Aena SME S.A.(2)(3)	7,571	1,243,435
Almirall S.A.(1)	49,275	732,752
Amadeus IT Group S.A.(2)	53,750	3,595,760
Banco Santander S.A.(1)	545,973	2,070,921
Bankinter S.A.	54,252	298,712
CaixaBank S.A.	172,666	496,357
Cellnex Telecom S.A.(3)	62,084	3,818,146
Cia de Distribucion Integral Logista Holdings S.A.	26,697	568,985
Ebro Foods S.A.(1)	36,000	714,438
Enagas S.A.	18,800	421,862
Faes Farma S.A.	89,052	362,766
Fluidra S.A.	17,023	650,159
Gestamp Automocion S.A.(2)(3)	28,900	129,214
Global Dominion Access S.A.(3)	31,250	167,652
Grifols S.A.(1)	67,900	1,555,231
Grupo Catalana Occidente S.A.	2,596	92,201
Iberdrola S.A.	212,933	2,516,693
Indra Sistemas S.A.(2)	10,400	125,781
Industria de Diseno Textil S.A.(1)	95,075	3,444,019
Laboratorios Farmaceuticos Rovi S.A.	6,200	434,996
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	94,840	190,404
Mapfre S.A.	148,417	314,242
Merlin Properties Socimi S.A.	187,800	2,033,814
Neinor Homes S.A.(2)(3)	10,000	128,992
Pharma Mar S.A.(1)	3,500	272,251
Red Electrica Corp. S.A.	26,578	553,400
Repsol S.A.	292,266	3,743,498
Siemens Gamesa Renewable Energy S.A.(1)(2)	25,400	689,244
Tecnicas Reunidas S.A.(1)(2)	17,706	160,124
Viscofan S.A.	5,805	396,950
Zardoya Otis S.A.	30,400	244,439

		$33,208,967

Security	Shares	Value
Sweden — 4.7%
AcadeMedia AB(3)	7,500	$53,792
Alfa Laval AB	6,950	298,119
Arjo AB, Class B	29,560	403,117
Assa Abloy AB, Class B	16,810	493,250
Atlas Copco AB, Class A(1)	7,600	489,430
Atrium Ljungberg AB, Class B	7,700	176,811
Attendo AB(2)(3)	51,800	222,611
Avanza Bank Holding AB	31,760	1,262,640
Axfood AB	29,387	720,515
Betsson AB(2)	23,476	163,863
BHG Group AB(2)	4,300	49,583
BICO Group AB(2)	2,700	135,386
Bilia AB, Class A(1)	7,790	138,518
BillerudKorsnas AB	45,811	959,556
BioGaia AB, Class B	4,249	262,054
Boozt AB(2)(3)	3,300	55,592
Camurus AB(2)	3,700	69,514
Castellum AB(1)	23,939	638,061
Catena AB	3,800	231,524
Cibus Nordic Real Estate AB(1)	7,400	195,821
Dios Fastigheter AB	19,400	225,709
Dometic Group AB(3)	13,100	191,069
Dustin Group AB(3)	10,600	129,650
Electrolux AB, Series B	11,000	250,278
Embracer Group AB(1)(2)	41,890	390,693
Epiroc AB, Class A	16,126	401,239
Epiroc AB, Class B	11,200	237,931
Essity AB, Class B	62,085	2,011,037
Evolution AB(3)	7,898	1,282,176
Fabege AB	29,218	494,559
Fingerprint Cards AB, Class B(1)(2)	205,863	492,688
Getinge AB, Class B	19,600	877,136
Hansa Biopharma AB(2)	4,500	51,142
Holmen AB, Class B	20,516	910,830
Hufvudstaden AB, Class A	16,200	259,220
Husqvarna AB, Class B	34,170	486,954
ICA Gruppen AB(1)	16,600	858,955
Industrivarden AB, Class A	5,061	166,953
Indutrade AB	9,447	275,394
Investor AB	12,800	296,135
Investor AB, Class B(1)	37,600	867,580
JM AB	7,000	283,616
Karo Pharma AB(2)	29,600	195,063
Kungsleden AB(1)	24,000	330,065
Lifco AB, Class B	10,000	291,583
Lundin Energy AB	29,152	1,151,312
MIPS AB	1,100	133,179
Mycronic AB(1)	26,942	625,215
NCC AB, Class B	6,000	103,958
Nibe Industrier AB, Class B	17,992	267,607
Nobia AB	10,000	61,634

Security	Shares	Value
Paradox Interactive AB(1)	8,600	$126,303
RaySearch Laboratories AB(1)(2)	11,321	80,491
Saab AB, Class B	4,437	123,696
Sagax AB, Class B	3,668	143,563
Samhallsbyggnadsbolaget i Norden AB	42,000	152,811
Sandvik AB	8,000	202,870
Sectra AB, Class B	17,315	421,385
Sectra AB, Class B, Redemption Shares(2)	17,315	1,815
Securitas AB, Class B	12,200	202,113
Sinch AB(2)(3)	29,400	559,622
Skanska AB, Class B	9,000	228,833
SkiStar AB(2)	4,900	102,215
Spotify Technology S.A.(2)	6,700	1,938,980
Stillfront Group AB(2)	27,900	124,590
Svenska Cellulosa AB SCA, Class B	100,964	1,577,569
Svenska Handelsbanken AB, Class A(1)	82,000	939,911
Swedbank AB, Class A(1)	22,300	483,658
Swedish Orphan Biovitrum AB(2)	22,039	598,917
Tele2 AB, Class B(1)	46,720	660,310
Telefonaktiebolaget LM Ericsson, Class B	140,700	1,535,797
Telia Co. AB(1)	130,400	513,625
Tethys Oil AB	12,500	91,007
Thule Group AB(3)	4,200	242,678
Vitrolife AB	11,800	767,979
Wallenstam AB, Class B	24,800	435,272
Wihlborgs Fastigheter AB	18,900	448,086

		$34,324,413

Switzerland — 8.9%
Allreal Holding AG	2,788	$589,650
ALSO Holding AG(2)	1,869	554,653
Baloise Holding AG	3,668	584,533
Banque Cantonale Vaudoise	4,280	344,593
Belimo Holding AG	1,180	686,035
BKW AG	2,892	383,153
Bucher Industries AG	401	202,381
Bystronic AG	75	103,124
Cembra Money Bank AG	3,380	225,630
Cie Financiere Richemont S.A.	58,476	7,236,427
Comet Holding AG	3,006	1,118,506
Daetwyler Holding AG, Bearer Shares	493	191,795
DKSH Holding AG	6,642	532,387
dormakaba Holding AG	707	524,031
Ems-Chemie Holding AG	1,293	1,282,558
Forbo Holding AG	305	593,375
Galenica AG(3)	5,783	423,587
Geberit AG	1,491	1,164,400
Givaudan S.A.	558	2,629,260
Gurit Holding AG	178	309,008
Helvetia Holding AG	4,114	489,528
Huber+Suhner AG	3,060	272,187
Inficon Holding AG	524	672,347

Security	Shares	Value
Interroll Holding AG	40	$194,060
Intershop Holding AG	234	146,365
Kuehne & Nagel International AG	3,878	1,221,378
Landis+Gyr Group AG(2)	5,524	379,762
LEM Holding S.A.	200	484,884
Logitech International S.A.	26,919	2,251,854
Mobimo Holding AG(2)	949	319,828
Nestle S.A.	68,670	9,058,066
Novartis AG	38,647	3,196,598
Partners Group Holding AG	914	1,596,716
Roche Holding AG PC	9,751	3,777,478
Roche Holding AG, Bearer Shares	1,301	559,590
Schindler Holding AG	1,944	499,077
Schindler Holding AG PC	2,895	753,822
Schweiter Technologies AG	220	315,940
SFS Group AG	1,137	153,148
SGS S.A.	348	1,030,261
Siegfried Holding AG(2)	376	361,653
SIG Combibloc Group AG(2)	20,416	533,933
Sika AG	11,917	4,037,237
Stadler Rail AG(1)	9,144	401,594
Swatch Group AG (The)	3,207	882,709
Swiss Life Holding AG	1,733	950,665
Swiss Prime Site AG	16,418	1,669,157
Swisscom AG	3,821	2,080,627
Tecan Group AG	681	417,250
u-blox Holding AG(2)	3,125	228,695
UBS Group AG	93,192	1,696,344
Valiant Holding AG	3,200	316,743
Valora Holding AG(2)	1,474	280,516
VAT Group AG(3)	1,537	734,733
Vontobel Holding AG	5,350	495,458
Zur Rose Group AG(1)(2)	1,100	391,258
Zurich Insurance Group AG	5,566	2,466,966

		$64,997,513

United Kingdom — 9.0%
3i Group PLC	23,056	$430,571
abrdn PLC	48,718	169,348
Admiral Group PLC	5,900	231,765
Assura PLC	231,800	231,108
AstraZeneca PLC	33,000	4,128,343
Atlantica Sustainable Infrastructure PLC(1)	7,100	279,385
Auto Trader Group PLC(3)	65,800	545,511
Avast PLC(3)	84,100	643,612
Aviva PLC	80,319	433,395
B&M European Value Retail S.A.	40,600	351,747
BAE Systems PLC	53,000	399,629
Bellway PLC	5,400	245,019
Berkeley Group Holdings PLC	4,063	242,352
BHP Group PLC	59,700	1,576,771
Big Yellow Group PLC	13,089	264,645

Security	Shares	Value
BP PLC	709,300	$3,398,186
British American Tobacco PLC	26,500	921,787
BT Group PLC(2)	536,600	1,019,448
Bunzl PLC	6,100	225,457
Burberry Group PLC	9,000	237,862
Centamin PLC	159,300	203,525
Civitas Social Housing PLC	80,000	102,737
Compass Group PLC(2)	48,700	1,033,445
Countryside Properties PLC(2)(3)	32,015	206,085
Croda International PLC	5,987	774,901
Daily Mail & General Trust PLC, Class A	24,002	340,672
Derwent London PLC	8,000	370,046
Diploma PLC	3,800	156,169
Direct Line Insurance Group PLC	42,288	169,021
Domino’s Pizza Group PLC	39,048	206,855
Electrocomponents PLC	17,859	274,771
Equiniti Group PLC(2)(3)	48,600	118,664
Essentra PLC	29,000	115,501
Experian PLC	18,238	836,234
Farfetch, Ltd., Class A(2)	4,400	172,524
Ferguson PLC	3,745	563,486
Fresnillo PLC	32,200	378,947
G4S PLC(2)	65,386	219,236
Games Workshop Group PLC	1,807	238,672
GlaxoSmithKline PLC	113,400	2,354,278
Grainger PLC	92,602	389,469
Great Portland Estates PLC	23,683	236,817
Greggs PLC	7,435	310,760
Halma PLC	33,980	1,378,001
Hikma Pharmaceuticals PLC	9,900	326,323
Hill & Smith Holdings PLC	9,718	243,888
Hiscox, Ltd.	11,000	125,151
HomeServe PLC	10,900	127,328
Howden Joinery Group PLC	23,000	289,530
HSBC Holdings PLC	268,700	1,618,964
Ibstock PLC(3)	66,300	181,077
IG Group Holdings PLC	14,640	158,854
IMI PLC	12,880	287,634
Imperial Brands PLC	25,000	527,529
Inchcape PLC	19,600	221,217
Intertek Group PLC	4,100	274,568
J Sainsbury PLC	46,200	189,229
Kainos Group PLC	13,600	368,526
Kingfisher PLC	47,900	219,841
Land Securities Group PLC	51,600	484,755
Lloyds Banking Group PLC	1,173,520	803,134
London Stock Exchange Group PLC	4,413	429,578
LondonMetric Property PLC	90,700	324,392
LXi REIT PLC	62,400	125,203
Manchester United PLC, Class A(1)	9,700	158,013
Marks & Spencer Group PLC(2)	83,100	208,892
Marshalls PLC	23,600	228,585

Security	Shares	Value
Micro Focus International PLC ADR	50,400	$247,464
Mondi PLC	19,940	497,977
Moneysupermarket.com Group PLC	34,300	99,581
National Grid PLC	244,616	3,131,956
Natwest Group PLC	146,005	440,231
NCC Group PLC	72,058	244,972
Next PLC	3,900	425,059
Nomad Foods, Ltd.(2)	11,900	324,037
Ocado Group PLC(2)	12,900	318,380
Pearson PLC	61,614	506,998
Pennon Group PLC	32,533	518,919
Persimmon PLC	9,800	365,131
Phoenix Group Holdings PLC	17,800	159,818
Primary Health Properties PLC	175,969	369,576
QinetiQ Group PLC	19,500	71,954
Reckitt Benckiser Group PLC	11,400	925,484
RELX PLC	36,080	1,118,746
Renishaw PLC	4,500	309,640
Rentokil Initial PLC	39,000	313,909
Rightmove PLC	66,300	626,705
Rio Tinto PLC	27,400	1,708,430
Rotork PLC	45,595	220,411
Royal Dutch Shell PLC, Class A	150,900	3,456,949
Royal Mail PLC	29,400	169,486
Safestore Holdings PLC	19,133	314,522
Sage Group PLC (The)	100,200	974,497
Savills PLC	20,718	402,946
Segro PLC	88,953	1,572,204
Serco Group PLC	78,000	134,738
Severn Trent PLC	24,400	913,835
Shaftesbury PLC(1)	42,565	363,298
Sirius Real Estate, Ltd.	213,547	394,465
Softcat PLC	18,500	491,682
Spectris PLC	13,500	694,604
Spirax-Sarco Engineering PLC	1,720	367,167
Spirent Communications PLC	89,600	351,825
St. James’s Place PLC	9,400	203,067
Standard Chartered PLC	38,500	260,375
Taylor Wimpey PLC	90,000	190,423
Telecom Plus PLC	12,700	216,890
THG PLC(2)	14,500	42,980
Tritax Big Box REIT PLC	152,000	467,770
UK Commercial Property REIT, Ltd.	77,300	80,257
Unilever PLC(6)	17,280	925,204
Unilever PLC(6)	25,541	1,367,300
United Utilities Group PLC	65,000	923,854
Vistry Group PLC	14,949	250,332
Vodafone Group PLC	1,379,000	2,032,441

		$65,557,457

Total Common Stocks (identified cost $585,132,640)		$725,926,753

Warrants(2) — 0.0%

Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)	15,093	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 2.4%

Affiliated Fund — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(7)	862,959	$862,959

Total Affiliated Fund (identified cost $862,959)		$862,959

Securities Lending Collateral — 2.3%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	16,644,300	$16,644,300

Total Securities Lending Collateral (identified cost $16,644,300)		$16,644,300

Total Short-Term Investments (identified cost $17,507,259)		$17,507,259

Total Investments — 101.5% (identified cost $602,639,899)		$743,434,012

Other Assets, Less Liabilities — (1.5)%		$(10,981,949)

Net Assets — 100.0%		$732,452,063

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at October 31, 2021. The aggregate market value of securities on loan at October 31, 2021 was $41,762,885 and the total market value of the collateral received by the Fund was $45,398,249, comprised of cash of $16,644,300 and U.S. government and/or agencies securities of $28,753,949.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $30,826,666 or 4.2% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(6)	Securities are traded on separate exchanges for the same entity.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

(8)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.2%	$82,297,351
Industrials	11.0	80,573,246
Consumer Discretionary	10.1	73,802,393
Information Technology	10.1	73,772,421
Health Care	10.0	73,512,513
Consumer Staples	9.7	70,691,173
Materials	8.8	64,460,854
Communication Services	8.1	59,465,179
Real Estate	7.7	56,583,851
Utilities	6.8	49,741,537
Energy	5.6	41,026,235
Short-Term Investments	2.4	17,507,259

Total Investments	101.5%	$743,434,012

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at October 31, 2021.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At October 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $2,643,998, which represents 0.4% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$72,690	$1,781,039	$68,381	324,800
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	5,041,104	56,210,377	(60,388,545)	23	—	862,959	1,449	862,959

Totals				$23	$72,690	$2,643,998	$69,830

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$6,714,267	$214,408,539		$0	$221,122,806
Developed Europe	9,135,415	478,881,669		0	488,017,084
Developed Middle East	2,427,660	14,359,203		—	16,786,863
Total Common Stocks	$18,277,342	$707,649,411	**	$0	$725,926,753
Warrants	$—	$0		$—	$0
Short-Term Investments -
Affiliated Fund	—	862,959		—	862,959
Securities Lending Collateral	16,644,300	—		—	16,644,300
Total Investments	$34,921,642	$708,512,370		$0	$743,434,012

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.